SCHEDULE OF VALUATION ASSUMPTIONS (Details) - USD ($)			3 Months Ended	12 Months Ended
	Oct. 30, 2024	Jun. 30, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Expected Volatility	70.00%		70.00%	70.00%
Expected Dividends
Weighted Average Expected Term (in years)	5 years	5 years	5 years	5 years
Risk-Free Interest Rate	4.22%	4.08%	4.12%	4.22%
Maximum [Member]
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	95.00%			95.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	2.25%			2.25%
Minimum [Member]
Shareholder holds shares owned on May 31, 2023 through warrant exercise date	75.00%			75.00%
Common stock attains a specified 10-Trading-Day VWAP price before expiring	0.025%			0.025%